Document and Entity Information	Feb. 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001091748
Document Type	8-K/A
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	110 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Argo Group International Holdings, Ltd. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on February 7, 2020, which reported the appointment of Carol A. McFate to the Company’s Board of Director’s (the “Board”). At the time of Ms. McFate’s appointment, the Board had not appointed Ms. McFate to any of its standing committees.
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE